Share Capital - Schedule of Effect of Share-Based Compensation on Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	$ 4,541	$ 297
Research and Development Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	2,473	170
General and Administrative Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	$ 2,068	$ 127